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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90067
                 -------------------------------

Form 13F File Number:     28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Chapman
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ James Chapman       Los Angeles, California      August 8, 2008
   -------------------------  -------------------------    ----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   18
                                        --------------------

Form 13F Information Table Value Total:              258,427
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------



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                           FORM 13F INFORMATION TABLE

                                                                 VALUE  SHRS OR  SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------------------------  -------------- --------- -------- --------- ---  ---- ---------- -------- ---- ------ ----
COSAN LTD                               Shares A    253431073   11,891   940,000  SH         Other       1          Shared
DEXCOM INC.                              Common     252131107   10,089 1,670,300  SH         Other       1          Shared
ENCANA CORP                              Common     292505104   28,618   314,730  SH         Other       1          Shared
EXTERRAN HOLDINGS                        Common     30225X103    9,755   136,451  SH         Other       1          Shared
FIFTH STREET FINANCE CORP.               Common     31678A103   11,652 1,132,400  SH         Other       1          Shared
FREEPORT MCMORAN COPPER & GOLD CL B      Common     35671D857   29,063   248,000  SH         Other       1          Shared
GAFISA SA                                  ADR      362607301    6,187   180,000  SH         Other       1          Shared
HELMERICH & PAYNE INC.                   Common     423452101   14,584   202,500  SH         Other       1          Shared
LUMBER LIQUIDATORS INC                   Common     55003Q103    7,313   562,500  SH         Other       1          Shared
MANNKIND CORPORATION                     Common     56400P201    4,530 1,510,000  SH         Other       1          Shared
NETFLIX, INC.                            Common     64110L106    5,866   225,000  SH         Other       1          Shared
PETROLEO BRASILEIRO SA                  Spon ADR    71654V408   28,686   405,000  SH         Other       1          Shared
SIRIUS SATELLITE RADIO INC.              Common     82966U103   14,026 7,305,000  SH         Other       1          Shared
SPDR GOLD TRUST                         Gold Shs    78463V107   18,280   200,000  SH         Other       1          Shared
STATE STREET CORPORATION                 Common     857477103   11,716   183,090  SH         Other       1          Shared
SUNTECH PWR HLDGS CO LTD.                  ADR      86800C104    4,870   130,000  SH         Other       1          Shared
TAKE TWO INTERACTIVE SOFTWARE            Common     874054109   23,512   919,500  SH         Other       1          Shared
TRANSOCEAN INC NEW                       Common     G90073100   17,789   116,735  SH         Other       1          Shared

                                                              --------
                                                               258,427
                                                              --------